Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 622	$ 12,213	$ (118,757)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	(159)	20	104
Exchange differences on translation of foreign operations from discontinued operations		(140)	149
Reclassification of exchange differences on translation of foreign operations sold to consolidated statement of operations (note 6)		(44)
Total other comprehensive income (loss)	(159)	(164)	253
Total comprehensive income (loss)	463	12,049	(118,504)
Total comprehensive income (loss) attributable to:
Non-controlling interests	122	(669)	(832)
Owners of the parent- Continuing operations	(29,197)	(44,374)	(48,085)
Owners of the parent- Discontinued operations	29,538	57,092	(69,587)
Total comprehensive income (loss)	$ 463	$ 12,049	$ (118,504)